Note 24 - Changes in Liabilities Arising From Financing Activities - Changes in Liabilities Arising From Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning balance		$ 4,761	$ 6,106
Impact of adopting IFRS 16	[1]	14,905
Cash flows		38,899	(3,781)
Foreign exchange movement		(33)
Other	[2]	(1,557)	2,437
Ending balance		56,975	4,761
Interest-bearing loans and liabilities, non-current [member]
Statement Line Items [Line Items]
Beginning balance		2,238	3,767
Impact of adopting IFRS 16	[1]
Cash flows		(1,509)
Foreign exchange movement
Other	[2]	7	(1,529)
Ending balance		736	2,238
Lease liabilities, noncurrent [member]
Statement Line Items [Line Items]
Beginning balance		33	265
Impact of adopting IFRS 16	[1]	10,709
Cash flows		(1,693)
Foreign exchange movement		(33)
Other	[2]	(1,638)	(232)
Ending balance		7,378	33
Interest bearing loans and liabilities, current [member]
Statement Line Items [Line Items]
Beginning balance		196
Impact of adopting IFRS 16	[1]
Cash flows		43,163	(1,739)
Foreign exchange movement
Other	[2]	10	1,935
Ending balance		43,369	196
Lease liabilities, current [member]
Statement Line Items [Line Items]
Beginning balance		1,802	2,073
Impact of adopting IFRS 16	[1]	4,260
Cash flows		(1,062)	(2,042)
Foreign exchange movement
Other	[2]	(375)	1,771
Ending balance		4,625	1,802
Other loans [member]
Statement Line Items [Line Items]
Beginning balance		492
Impact of adopting IFRS 16	[1]	(64)
Cash flows
Foreign exchange movement
Other	[2]	439	492
Ending balance		$ 867	$ 492

[1]	See Note 3 for information about the implementation of IFRS 16.
[2]	The "Other" column includes the effect of reclassification of the non-current portion of liabilities to current due to the passage of time and the effect of accrued but not yet paid interest on interest-bearing loans and borrowings, including lease liabilities.